Condensed Balance Sheets (Parenthetical) - $ / shares	Jul. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	24,500,000	24,500,000	24,500,000
Common stock, shares issued	2,516,419	1,552,328	848,640
Common stock, shares outstanding	2,516,419	1,552,328	848,640